Fair Value Accounting - Amount of Gain (Loss) Recognized in Income on Derivatives (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commodity-related contracts
Net gain (loss) recognized in income on derivatives			$ (7,814)	$ 35,093	$ 18,317
Accumulated deferred fuel
Commodity-related contracts
Unrealized losses associated with FTRs			1,700	(11,900)	1,400
Electric operations
Commodity-related contracts
Gain recognized in income on derivatives			13,043	39,659	23,826
Purchased power
Commodity-related contracts
Loss recognized in income on derivatives			(15,685)	(4,566)	(5,509)
Fuel used for electric generation
Commodity-related contracts
Loss recognized in income on derivatives			(5,172)	0	0
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative
Commodity-related contracts
Net gain (loss) recognized in income on derivatives	$ (6,093)	$ 1,885
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Accumulated deferred fuel
Commodity-related contracts
Unrealized losses associated with FTRs	1,300	2,900
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Electric operations
Commodity-related contracts
Gain recognized in income on derivatives	1,396	5,209
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Purchased power
Commodity-related contracts
Loss recognized in income on derivatives	(381)	(3,324)
Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Fuel used for electric generation
Commodity-related contracts
Loss recognized in income on derivatives	(7,108)	0
Cleco Power
Commodity-related contracts
Net gain (loss) recognized in income on derivatives			6,981	35,093	18,317
Cleco Power | Accumulated deferred fuel
Commodity-related contracts
Unrealized losses associated with FTRs			900	(11,900)	1,400
Cleco Power | Electric operations
Commodity-related contracts
Gain recognized in income on derivatives			13,047	39,659	23,826
Cleco Power | Purchased power
Commodity-related contracts
Loss recognized in income on derivatives			$ (6,066)	$ (4,566)	$ (5,509)
Cleco Power | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative
Commodity-related contracts
Net gain (loss) recognized in income on derivatives	645	3,223
Cleco Power | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Accumulated deferred fuel
Commodity-related contracts
Unrealized losses associated with FTRs	1,300	2,900
Cleco Power | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Electric operations
Commodity-related contracts
Gain recognized in income on derivatives	1,396	5,206
Cleco Power | Derivatives Not Designated as Hedging Instrument | Price Risk Derivative | Purchased power
Commodity-related contracts
Loss recognized in income on derivatives	$ (751)	$ (1,983)